Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Derivative Instrument
Net assets (liabilities) measured at fair value on a recurring basis are summarized below (in millions):

December 31, 2014
Level 2
Commodity Swaps*	$21.7
Total	$21.7
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*
Unrealized gains or losses on commodity derivatives qualifying for hedge accounting are recorded in accumulated other comprehensive income at each measurement date. The fair value of derivative contracts included in assets or liabilities for risk management activities represents the amount at which the instruments could be exchanged in a current arms-length transaction adjusted for credit risk of the Partnership and/or the counterparty as required under FASB ASC 820.

Fair Value Financial Instrument
The estimated fair value of the Partnership's financial instruments has been determined by the Partnership using available market information and valuation methodologies. Considerable judgment is required to develop the estimates of fair value, thus, the estimates provided below are not necessarily indicative of the amount the Partnership could realize upon the sale or refinancing of such financial instruments (in millions):

	December 31, 2014
	Carrying Value	Fair Value
Long-term debt	$2,022.5	$2,026.1
Obligations under capital lease	$20.3	$19.8